Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost:
Property and equipment, gross	$ 3,962	$ 3,312
Accumulated depreciation	2,588	2,003
Property and equipment, net	1,374	1,309
Computers and peripheral equipment [Member]
Cost:
Property and equipment, gross	2,838	2,448
Leasehold improvement [Member]
Cost:
Property and equipment, gross	831	582
Office furniture and equipment [Member]
Cost:
Property and equipment, gross	144	133
Vehicles [Member]
Cost:
Property and equipment, gross	$ 149	$ 149